Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
The following brief description of the Hasbro, Inc. Retirement Savings Plan ("the Plan") is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
(a) General
The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA") and is available to substantially all domestic employees of Hasbro, Inc. and certain subsidiaries (collectively "the Company," "Plan Administrator," or "Plan Sponsor"). Participation in the Plan is voluntary and to be eligible, employees must have attained age 21 and be in a covered job classification.
Fidelity Management Trust Company (“the Trustee”) serves as Trustee and Recordkeeper of the Plan.
(b) Contributions
Eligible employees may contribute up to 75% of their eligible pay, limited to an annual maximum of $23,500 in 2025 and $23,000 in 2024. Contributions may be limited to less than the maximum percentage of eligible pay to enable the Company to meet IRS discrimination regulations. The Company makes a matching contribution of 200% of the first 2% of the participants' eligible pay that they contribute per pay period, plus a 50% match of the next 4% of participants' eligible pay that they contribute per pay period up to a maximum matching contribution of 6% of a participant's eligible pay per pay period.
The Company may also make a discretionary annual contribution after the close of each year, which is targeted at 3% of eligible pay. Discretionary contributions totaling $10,272,001 and $6,460,527 were made for plan years 2025 and 2024, respectively.
All eligible employees who have reached age 50 by the end of the calendar year are permitted to make additional pre-tax deferrals over and above the otherwise applicable limits. These additional deferrals are called "catch-up contributions". Catch-up contributions may be made up to an additional $7,500 in 2025 and 2024.
Additionally, in accordance with the SECURE 2.0 Act, as of January 1, 2025 an increased catch-up contribution limit applies for all eligible employees attaining ages 60 - 63 during the calendar year. This increased limit allows for additional deferrals, referred to as “super catch-up contributions”, to be made in an amount up to an additional $11,250 (rather than the $7,500 noted above).
(c) Vesting
All participants currently employed by the Company own, or are vested in, 100% of both employee contributions and the Company's matching contributions to the Plan. Participants become 100% vested in the Company's discretionary annual contribution after three years of vesting service. Participants earn one year of vesting service for each calendar year in which the participant has worked at least 1,000 hours.
(d) Forfeitures
The unvested portion of a terminated participant's account is forfeited and used to reduce future employer contributions. Forfeitures were $227,624 and $671,771 in 2025 and 2024, respectively. There were no forfeited account balances as of December 31, 2025 and 2024.
(e) Payment of Benefits
Payments to participants may be paid upon retirement, disability, or termination of employment. The account balance will be paid to a beneficiary upon death of the participant. Participants in the Plan have the option of receiving their benefit payments either in a lump sum or in periodic installments. Participants, except for terminated participants, may also make in-service withdrawals from their Pre-Tax Savings Contribution Account in the event of a demonstrated severe financial hardship as defined by the IRS Safe Harbor rules. Participants who have reached age 59 ½ may make in-service withdrawals from their vested accounts excluding the discretionary annual company contribution and the transition contribution sources in the Plan for any reason. Distributions made to individuals who have not attained the age of 59 ½ may be subject to an IRS imposed 10% early distribution penalty.
(f) Notes Receivable from Participants
The maximum loan available to each participant is the lesser of (1) $50,000 reduced by the highest outstanding loan balance due from the participant during the preceding twelve months, or (2) 50% of the participant's vested account balance, reduced by the current outstanding loan balance due from the participant. The minimum loan amount available to participants is $500. Each loan shall bear a fixed interest rate equal to the prime interest rate as published in the Wall Street Journal on the last day of the previous month. Repayment of the loan must be made over a period not to exceed five years, unless it is for the purchase of a primary residence, in which case the loan period cannot exceed ten years.